Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit/(Loss) before income taxes	₨ (941)	₨ (286)	₨ 352
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	₨ (237)	₨ (72)	₨ 89
Effect of:
Recognition of previously unrecognized deferred tax asset on temporary differences	0	0	(2)
Difference on account differential tax rates in different jurisdictions	9	49	(23)
Effect of Unrecognized business loss including reversal of previously recognized DTA on business loss	438	383	157
Effect of expenses that are not deductible in determining taxable profit	99	33	27
Utilization of previously unrecognized temporary differences	85	58	0
Permanent difference on account of coupon charges on CCDs	(36)	(39)	(30)
Others	67	87	(35)
Tax expense (income), continuing operations	₨ 425	₨ 499	₨ 183